Leasing (Tables)	6 Months Ended
Mar. 31, 2026
Leasing [Abstract]
Schedule of Consolidated Balance Sheets	The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:
	As of March 31, 2026	As of September 30, 2025
Operating lease right-of-use assets, net	$426,611	$405,984
Operating lease liabilities-current	192,434	148,227
Operating lease liabilities-non-current	251,043	263,983
Total operating lease liabilities	$443,477	$412,210

The components of lease expenses were as follows:

	For the six months ended March 31, 2026	For the six months ended March 31, 2025
Lease cost
Amortization of right-of-use assets	$96,984	$114,791
Interest of operating lease liabilities	6,972	11,730
Total lease cost	$103,956	$126,521

Schedule of Maturities of Lease Liabilities

The maturities of lease liabilities in accordance with Leases (ASC 842) in each of the next five years as of March 31, 2026 were as follows:

USD
2026	101,483
2027	202,966
2028	154,939
2029	—
2030	—
Total minimum lease payments	459,388

Less: Interest	(15,911)
Present value of lease obligations	443,477
Less: Current portion	192,434
Non - current portion of lease obligations	251,043